                                                                               .
                                                                               .
                                                                               .

                              Janus Adviser Series

JANUS ADVISER FORTY FUND                                       JANUS ADVISER INTERNATIONAL EQUITY FUND
JANUS ADVISER GLOBAL REAL ESTATE FUND                          JANUS ADVISER INTERNATIONAL FORTY FUND
JANUS ADVISER INTECH RISK-MANAGED GROWTH FUND                  JANUS ADVISER LONG/SHORT FUND
JANUS ADVISER INTECH RISK-MANAGED                              JANUS ADVISER MODULAR PORTFOLIO
 INTERNATIONAL FUND                                             CONSTRUCTION FUND
JANUS ADVISER INTECH RISK-MANAGED VALUE FUND                   JANUS ADVISER PERKINS LARGE CAP VALUE FUND


                         Supplement dated March 17, 2009
                       to Currently Effective Prospectuses

The Board of Trustees (the "Trustees") of Janus Adviser Series (the "JAD Trust") recently authorized Janus Capital Management LLC ("Janus Capital") to reorganize each fund listed above (each, a "Fund" and collectively, the "Funds") with and into a corresponding new fund that is a newly created series of Janus Investment Fund (the "JIF Trust") (each, a "Reorganization" and collectively, the "Reorganizations") as shown in the second column below (each, a "New Fund" and collectively, the "New Funds") effective on or about July 6, 2009. For example, if you own Class A shares of a Fund in the JAD Trust, you will receive Class A shares of the corresponding New Fund in the JIF Trust. Each corresponding New Fund will be managed by the same investment adviser and subadviser (if applicable) and in accordance with the same or substantially similar investment objective, strategies, policies, and risks utilized immediately prior to the Reorganization. You are not being asked to vote on or take any other action in connection with the Reorganizations. Your Fund assets will automatically be invested into a corresponding New Fund as of the closing date of the Reorganization. Please contact your broker-dealer, plan sponsor, or financial intermediary, or call a Janus representative at 1-800-525-0020 for inquiries on other available options.

                                                               You will receive corresponding shares
If you own shares in the JAD Trust of:                         in the JIF Trust of:
--------------------------------------                         -------------------------------------
JANUS ADVISER FORTY FUND                                       JANUS FORTY FUND
("JAD Forty Fund")                                             ("JIF Forty Fund")
  Classes: A, C, I, R, S                                         Classes: A, C, I, R, S
JANUS ADVISER GLOBAL REAL ESTATE FUND                          JANUS GLOBAL REAL ESTATE FUND
("JAD Global Real Estate Fund")                                ("JIF Global Real Estate Fund")
  Classes: A, C, I, S                                            Classes: A, C, I, S
JANUS ADVISER INTECH RISK-MANAGED GROWTH FUND                  INTECH RISK-MANAGED GROWTH FUND
("JAD INTECH Risk-Managed Growth Fund")                        ("JIF INTECH Risk-Managed Growth Fund")
  Classes: A, C, I, S                                            Classes: A, C, I, S
JANUS ADVISER INTECH RISK-MANAGED INTERNATIONAL FUND           INTECH RISK-MANAGED INTERNATIONAL FUND
("JAD INTECH Risk-Managed International Fund")                 ("JIF INTECH Risk-Managed International Fund")
  Classes: A, C, I, S                                            Classes: A, C, I, S
JANUS ADVISER INTECH RISK-MANAGED VALUE FUND                   INTECH RISK-MANAGED VALUE FUND
("JAD INTECH Risk-Managed Value Fund")                         ("JIF INTECH Risk-Managed Value Fund")
  Classes: A, C, I, S                                            Classes: A, C, I, S
JANUS ADVISER INTERNATIONAL EQUITY FUND                        JANUS INTERNATIONAL EQUITY FUND
("JAD International Equity Fund")                              ("JIF International Equity Fund")
  Classes: A, C, I, R, S                                         Classes: A, C, I, R, S
JANUS ADVISER INTERNATIONAL FORTY FUND                         JANUS INTERNATIONAL FORTY FUND
("JAD International Forty Fund")                               ("JIF International Forty Fund")
  Classes: A, C, I, S                                            Classes: A, C, I, S
JANUS ADVISER LONG/SHORT FUND                                  JANUS LONG/SHORT FUND
("JAD Long/Short Fund")                                        ("JIF Long/Short Fund")
  Classes: A, C, I, R, S                                         Classes: A, C, I, R, S
JANUS ADVISER MODULAR PORTFOLIO CONSTRUCTION FUND              JANUS MODULAR PORTFOLIO CONSTRUCTION FUND
("JAD Modular Portfolio Construction Fund")                    ("JIF Modular Portfolio Construction Fund")
  Classes: A, C, I, S                                            Classes: A, C, I, S
JANUS ADVISER PERKINS LARGE CAP VALUE FUND                     PERKINS LARGE CAP VALUE FUND
("JAD Perkins Large Cap Value Fund")                           ("JIF Perkins Large Cap Value Fund")
  Classes: A, C, I, S                                            Classes: A, C, I, S

BACKGROUND

The Reorganizations are part of some significant enhancements Janus Capital has recently undertaken to reorganize and simplify its mutual fund platform. Janus Capital believes that these efforts will provide both meaningful short- and long-term benefits to Janus fund shareholders. The following provides a summary of the broad effort Janus Capital is undertaking and the specific actions Janus Capital will be executing in the months ahead.

Janus Capital has historically organized its retail mutual funds into two separate and distinct trusts with different distribution models and pricing structures. The original mutual fund trust, the JIF Trust, was designed to offer shares using only one no-load pricing model to primarily meet the needs of the self-directed investor. In 2000, your trust, the JAD Trust, was introduced to offer multi-class pricing to facilitate the sale of shares of Janus mutual funds through Janus Capital's network of third-party intermediaries. The two trusts have very similar product offerings that are currently managed by the same portfolio managers or investment teams and backed by the same research teams. In response to changing market conditions and investor movement towards advice-driven channels, Janus Capital believes that it is in the best interests of the Funds and Fund shareholders to reorganize your trust and create a combined mutual fund platform with multi-share class pricing designed to meet the needs of various types of investors. To that end, Janus Capital has proposed, and the Board of Trustees of the Janus Funds has approved, merging each fund of the JAD Trust into a similarly managed fund in the JIF Trust.

As a general matter, Janus Capital's efforts to reorganize and simplify its mutual fund platform are expected to benefit Fund shareholders in the following ways:

  - The Reorganizations provide Janus fund shareholders with the opportunity to continue to invest in a Janus mutual fund offering the same or substantially similar investment objective, strategies, policies, and risks, and with the same portfolio management, as their current fund, but as part of an enhanced fund platform;
  - Janus Capital will have the opportunity to operate its platform more efficiently, providing the potential to reduce fund expenses by reducing possible inefficiencies arising from having similarly managed mutual funds in the same fund complex; and
  - Janus Capital's evolving distribution model will permit different types of shareholders to invest in the same Janus fund, providing shareholders more investment options and the opportunity to invest in funds that have a more stable asset base.

In addition, each Reorganization is designed to qualify as a tax-free reorganization, so Fund shareholders should not realize a tax gain or loss as a direct result of the merger, nor will any Fund shareholder pay any costs related to the Reorganization.

THE REORGANIZATIONS

Under the terms of an Agreement and Plan of Reorganization (the "Plan"), a corresponding New Fund will be created in connection with each Reorganization. Each New Fund will be managed by Janus Capital and any subadviser (if applicable), using the same investment personnel, and in accordance with the same or substantially similar investment objective, strategies, policies, and risks utilized immediately prior to the Reorganization. Upon the creation of each New Fund, shares of Class A, Class C, Class I, Class R, and/or Class S, as applicable, of the New Fund will be established to correspond with the shares of the same classes of the corresponding Fund. (The existing Class R shares of the JAD INTECH Funds will be liquidated effective March 31, 2009, and as a result, Class R shares of the JIF INTECH Funds will not be created.) Class A, C, I, R, and S shares, as applicable, of the New Funds, will have substantially the same respective class characteristics as the Class A, C, I, R, and S shares, as applicable, of the Funds. At the time of a Fund's Reorganization, all or substantially all of the assets of the Fund will be transferred to a corresponding New Fund in exchange for corresponding shares of beneficial interest of the New Fund and the assumption by the New Fund of all of the liabilities of the Fund. At the time of the Reorganization, shareholders of Class A, Class C, Class I, Class R, and/or Class S shares of a Fund will receive full or fractional shares of the corresponding New Fund equivalent to shares held in the Fund as of that date. After a Fund's Reorganization is completed, that Fund will be liquidated. Until the date of the Reorganizations, shareholders may continue to open accounts and/or transact business in existing accounts, including purchases, exchanges (if permitted), and redemptions unless it is otherwise determined there is a need to discontinue transacting business at an earlier time to complete the Reorganizations.

COMPARISON OF THE FUNDS' AND THE NEW FUNDS' FEES AND EXPENSES

Each Fund's contractual investment advisory fee rate (base fee rate for Funds with a performance fee structure) paid to Janus Capital as described in the current investment advisory fee agreement will be the same after the Reorganizations.

The following fee rates or types of fees paid by the Funds or share class of the Funds will be the same before and after the Reorganization:

  - Fees paid by Class A, C, R, and S shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act").
  - Fees paid to Janus Services LLC ("Janus Services"), the Funds' transfer agent.
  - Administrative, networking, or omnibus positioning fees paid by Class A, C, and I shares.

In addition, after the Reorganizations, the New Funds will continue to be subject to other fund expenses that may increase or decrease at any time, including, but not limited to, custody, audit, and legal fees, transaction costs, and compensation to

Trustees who are considered "independent" of Janus Capital and its affiliates. The New Funds also bear costs related to printing and mailing of prospectuses and shareholder reports to existing shareholders.

EXPENSE LIMITATIONS
Janus Capital has contractually agreed to reduce its investment advisory fee paid by each Fund by the amount that total operating expenses, subject to certain exclusions, allocated to any class of the Fund exceed percentages of average daily net assets for the fiscal period, as reflected in the table below.

As part of its efforts to reorganize its mutual fund platform, Janus Capital reviewed its approach to contractual expense limits. Janus Capital uses expense limits in an effort to maintain competitive expenses relative to peers, and by waiving certain expenses, including all or a portion of its investment advisory fees, Janus Capital can limit the operating expenses a Fund pays to the contractual limit. As a result of its platform-wide review of expense limits, Janus Capital adopted, and the Funds' Trustees approved, a single, uniform approach across its funds that have such limits. The expense limits in place for many Funds and their corresponding New Funds will be substantially the same. For the other Funds - JAD Forty Fund, JAD INTECH Risk-Managed Growth Fund, JAD INTECH Risk-Managed International Fund, JAD INTECH Risk-Managed Value Fund, and JAD Long/Short Fund - each corresponding New Fund will have an expense limit that is higher and, as a result, these five Funds may pay a larger share of operating expenses immediately after the Reorganization than they currently pay now, depending on the level of Fund assets. The current expense limit for each Fund expires upon the earlier of termination of the Fund or December 1, 2009. Each Fund will be terminated and liquidated upon completion of the Reorganization.

Janus Capital has contractually agreed from the date of the Reorganizations until at least November 1, 2010, to reduce its investment advisory fee rate paid by each corresponding New Fund by the amount that total operating expenses allocated to any class exceed percentages of average daily net assets for the fiscal period, as reflected in the table below. For purposes of this waiver, operating expenses do not include any performance adjustments up or down to investment advisory fees (an expense that is within a Fund's current expense limit), fees payable pursuant to Rule 12b-1 under the 1940 Act, administrative services fees (applicable to Class R Shares and Class S Shares), and items not normally considered operating expenses, such as interest, dividends, taxes, brokerage commissions, and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs, acquired fund fees and expenses, and any indemnification related thereto).

                                                                           New Fund
                                                     Existing          Total Operating
                                                  Total Operating       Expenses Limit
                                                  Expenses Limit*      (July 6, 2009 to
Fund                                           (until July 6, 2009)   November 1, 2010)
----                                           --------------------   -----------------
JAD Forty Fund                                         0.67%                 0.78%
JAD Global Real Estate Fund                            1.25%                 1.25%
JAD INTECH Risk-Managed Growth Fund                    0.60%                 0.90%
JAD INTECH Risk-Managed International Fund             0.65%                 1.00%
JAD INTECH Risk-Managed Value Fund                     0.60%                 0.75%
JAD International Equity Fund                          1.25%                 1.25%
JAD International Forty Fund                           1.25%                 1.25%
JAD Long/Short Fund                                    1.74%                 1.75%
JAD Modular Portfolio Construction Fund                0.45%                 0.45%
JAD Perkins Large Cap Value Fund                       1.00%                 1.00%

---------------------------------------------------------------------------------------


* If the Funds were not part of the Reorganization, this expense limit would continue until December 1, 2009, unless otherwise terminated at an earlier date. The New Funds' expense limits begin the date of the Reorganization and continue until November 1, 2010.

Expenses and asset levels at the time of a Reorganization determine the application of the expense limits (with certain expenses excluded from the waiver as noted above). While it is anticipated that a Fund's Total Annual Operating Expense (without waivers) may stay the same or decline following the Reorganizations, depending on actual asset levels, Total Annual Fund Operating Expenses (with and without waivers) may increase or decrease after the Reorganizations. Total Annual Fund Operating Expenses (with waivers) may be higher immediately following the Reorganizations for those Funds whose corresponding New Funds have higher expense limits. However, Janus Capital believes that the Reorganization of each of those Funds into a corresponding New Fund offers benefits to shareholders, such as the benefit of an expense limit for an additional eleven months and potential economies of scale that over the long term may reduce the Total Annual Fund Operating Expense ratio of that corresponding New Fund.

EXPENSE TABLES
The following tables compare the shareholder fees and annual fund operating expenses you may bear directly or indirectly as an investor in the Funds versus the New Funds, and show the projected ("pro forma") estimated fees and expenses of the New Fund, assuming consummation of the Reorganization as of July 31, 2008, the most recent fiscal year end for the Funds. Shareholder fees are those paid directly from your investment, such as sales loads and redemption fees. Class A, C, I, R, and S shares of the New Funds will have substantially the same class characteristics as the corresponding class of the Funds. Thus, there will be no change in these shareholder fees with respect to any class of a Fund as the Fund is reorganized into a corresponding New Fund.

Annual fund operating expenses are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly, but they are borne indirectly by all shareholders. Each New Fund post-Reorganization will be subject to the same expenses as those of the Fund pre-Reorganization. Expenses shown for each Fund were determined based on the Fund's net assets as of July 31, 2008, the fiscal year end of the JAD Trust. Fees and expenses shown for the New Funds were projected for the New Funds on a pro forma basis after giving effect to each Reorganization, assuming consummation of the Reorganization, for the twelve-month period ended July 31, 2008. The pro forma expenses include estimated costs of the New Funds and allocation of fund level (as opposed to class level) expenses, which in some instances may result in higher costs that over the long term are anticipated to decline. Total annual operating expenses shown in the tables below do not include any expense limits agreed to by Janus Capital or the effect of recent market volatility, which may increase these expenses to the extent there has been a decline in a Fund's asset level.

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                               Class A   Class C   Class I     Class R     Class S
                                               -------   -------   -------     -------     -------
JAD TRUST /
JIF TRUST (PRO FORMA)
Maximum Sales Charge (load) Imposed on
  Purchases (as a % of offering price).......   5.75%(2)    N/A       N/A         N/A         N/A
Maximum Deferred Sales Charge (load) (as a %
  of the lower of original purchase price or
  redemption proceeds).......................    None(3)  1.00%(4)    N/A         N/A         N/A
Redemption Fee on Shares held for 90 days or
  less (as a % of amount redeemed)...........    None      None     2.00%(5)(6) 2.00%(5)(6) 2.00%(5)(6)
Exchange Fee.................................    None      None      None(6)     None(6)     None(6)

--------------------------------------------------------------------------------------------------


(1) Your financial intermediary may charge you a separate or additional fee for processing purchases and redemptions of Shares.
(2) Sales charge may be waived for certain investors, as described in your Fund's current prospectus.
(3) A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge and then redeemed within 12 months of purchase. The contingent deferred sales charge is not reflected in the example.
(4) A contingent deferred sales charge of 1.00% applies on Class C Shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors, as described in your Fund's current prospectus.
(5) The redemption fee may be waived in certain circumstances as described in your Fund's current prospectus. Class I Shares, Class R Shares, and Class S Shares of the following Funds charge a redemption fee: JAD Global Real Estate Fund, JAD INTECH Risk-Managed Growth Fund, JAD INTECH Risk-Managed International Fund, JAD INTECH Risk-Managed Value Fund, JAD International Equity Fund, JAD International Forty Fund, and JAD Long/Short Fund. The same share classes of the New Funds charge this same redemption fee.
(6) An exchange of Shares from certain Funds held for 90 days or less may be subject to the 2.00% redemption fee.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)(1)

                                     Distribution /                     Short Sale     Acquired      Total Annual
                       Management   Service (12b-1)        Other         Dividend    Fund(6) Fees   Fund Operating
                         Fee(2)         Fees(3)       Expenses(4)(5)   Expenses(5)   and Expenses     Expenses(7)
                       ----------   ---------------   --------------   -----------   ------------   --------------
JAD FORTY FUND/
JIF FORTY FUND (PRO FORMA ASSUMING CONSUMMATION OF THE REORGANIZATION)
Class A Shares
  Current............     0.64%          0.25%             0.08%            N/A          0.01%           0.98%
  Pro Forma..........     0.64%          0.25%             0.08%            N/A          0.01%           0.98%
Class C Shares
  Current............     0.64%          1.00%             0.09%            N/A          0.01%           1.74%
  Pro Forma..........     0.64%          1.00%             0.09%            N/A          0.01%           1.74%
Class I Shares
  Current............     0.64%            N/A             0.01%            N/A          0.01%           0.66%
  Pro Forma..........     0.64%            N/A             0.01%            N/A          0.01%           0.66%
Class R Shares
  Current............     0.64%          0.50%             0.26%            N/A          0.01%           1.41%
  Pro Forma..........     0.64%          0.50%             0.26%            N/A          0.01%           1.41%
Class S Shares
  Current............     0.64%          0.25%             0.25%            N/A          0.01%           1.15%
  Pro Forma..........     0.64%          0.25%             0.25%            N/A          0.01%           1.15%

JAD GLOBAL REAL ESTATE FUND(8)(9) /
JIF GLOBAL REAL ESTATE FUND(8)(9) (PRO FORMA ASSUMING CONSUMMATION OF THE REORGANIZATION)
Class A Shares
  Current............     0.75%          0.25%             5.64%            N/A          0.01%           6.65%
  Pro Forma..........     0.75%          0.25%             5.64%            N/A          0.01%           6.65%
Class C Shares
  Current............     0.75%          1.00%             5.62%            N/A          0.01%           7.38%
  Pro Forma..........     0.75%          1.00%             5.62%            N/A          0.01%           7.38%
Class I Shares
  Current............     0.75%            N/A             5.46%            N/A          0.01%           6.22%
  Pro Forma..........     0.75%            N/A             5.46%            N/A          0.01%           6.22%
Class S Shares
  Current............     0.75%          0.25%             5.81%            N/A          0.01%           6.82%
  Pro Forma..........     0.75%          0.25%             5.81%            N/A          0.01%           6.82%

JAD INTECH RISK-MANAGED GROWTH FUND(9) /
JIF INTECH RISK-MANAGED GROWTH FUND(9) (PRO FORMA ASSUMING CONSUMMATION OF THE REORGANIZATION)
Class A Shares
  Current............     0.50%          0.25%             0.03%            N/A          0.00%           0.78%
  Pro Forma..........     0.50%          0.25%             0.03%            N/A          0.00%           0.78%
Class C Shares
  Current............     0.50%          1.00%             0.10%            N/A          0.00%           1.60%
  Pro Forma..........     0.50%          1.00%             0.10%            N/A          0.00%           1.60%
Class I Shares
  Current............     0.50%            N/A             0.03%            N/A          0.00%           0.53%
  Pro Forma..........     0.50%            N/A             0.03%            N/A          0.00%           0.53%
Class S Shares
  Current............     0.50%          0.25%             0.27%            N/A          0.00%           1.02%
  Pro Forma..........     0.50%          0.25%             0.27%            N/A          0.00%           1.02%

                                     Distribution /                     Short Sale     Acquired      Total Annual
                       Management   Service (12b-1)        Other         Dividend    Fund(6) Fees   Fund Operating
                         Fee(2)         Fees(3)       Expenses(4)(5)   Expenses(5)   and Expenses     Expenses(7)
                       ----------   ---------------   --------------   -----------   ------------   --------------

JAD INTECH RISK-MANAGED INTERNATIONAL FUND(9) /
JIF INTECH RISK-MANAGED INTERNATIONAL FUND(9) (PRO FORMA ASSUMING CONSUMMATION OF THE REORGANIZATION)
Class A Shares
  Current............     0.55%          0.25%             3.38%            N/A          0.00%           4.18%(10)
  Pro Forma..........     0.55%          0.25%             3.38%            N/A          0.00%           4.18%(10)
Class C Shares
  Current............     0.55%          1.00%             3.38%            N/A          0.00%           4.93%(10)
  Pro Forma..........     0.55%          1.00%             3.38%            N/A          0.00%           4.93%(10)
Class I Shares
  Current............     0.55%            N/A             3.37%            N/A          0.00%           3.92%(10)
  Pro Forma..........     0.55%            N/A             3.37%            N/A          0.00%           3.92%(10)
Class S Shares
  Current............     0.55%          0.25%             3.63%            N/A          0.00%           4.43%(10)
  Pro Forma..........     0.55%          0.25%             3.63%            N/A          0.00%           4.43%(10)

JAD INTECH RISK-MANAGED VALUE FUND(9) /
JIF INTECH RISK-MANAGED VALUE FUND(9) (PRO FORMA ASSUMING CONSUMMATION OF THE REORGANIZATION)
Class A Shares
  Current............     0.50%          0.25%             0.42%            N/A          0.00%           1.17%(10)
  Pro Forma..........     0.50%          0.25%             0.42%            N/A          0.00%           1.17%(10)
Class C Shares
  Current............     0.50%          1.00%             0.46%            N/A          0.00%           1.96%(10)
  Pro Forma..........     0.50%          1.00%             0.46%            N/A          0.00%           1.96%(10)
Class I Shares
  Current............     0.50%            N/A             0.40%            N/A          0.00%           0.90%(10)
  Pro Forma..........     0.50%            N/A             0.40%            N/A          0.00%           0.90%(10)
Class S Shares
  Current............     0.50%          0.25%             0.66%            N/A          0.00%           1.41%(10)
  Pro Forma..........     0.50%          0.25%             0.66%            N/A          0.00%           1.41%(10)

JAD INTERNATIONAL EQUITY FUND(8)(9) /
JIF INTERNATIONAL EQUITY FUND(8)(9) (PRO FORMA ASSUMING CONSUMMATION OF THE REORGANIZATION)
Class A Shares
  Current............     0.71%          0.25%             0.32%            N/A          0.01%           1.29%
  Pro Forma..........     0.71%          0.25%             0.32%            N/A          0.01%           1.29%
Class C Shares
  Current............     0.71%          1.00%             0.33%            N/A          0.01%           2.05%
  Pro Forma..........     0.71%          1.00%             0.33%            N/A          0.01%           2.05%
Class I Shares
  Current............     0.71%            N/A             0.48%            N/A          0.01%           1.20%
  Pro Forma..........     0.71%            N/A             0.48%            N/A          0.01%           1.20%
Class R Shares
  Current............     0.71%          0.50%             0.86%            N/A          0.01%           2.08%
  Pro Forma..........     0.71%          0.50%             0.86%            N/A          0.01%           2.08%
Class S Shares
  Current............     0.71%          0.25%             0.58%            N/A          0.01%           1.55%
  Pro Forma..........     0.71%          0.25%             0.58%            N/A          0.01%           1.55%

                                     Distribution /                     Short Sale     Acquired      Total Annual
                       Management   Service (12b-1)        Other         Dividend    Fund(6) Fees   Fund Operating
                         Fee(2)         Fees(3)       Expenses(4)(5)   Expenses(5)   and Expenses     Expenses(7)
                       ----------   ---------------   --------------   -----------   ------------   --------------

JAD INTERNATIONAL FORTY FUND(8)(9) /
JIF INTERNATIONAL FORTY FUND(8)(9) (PRO FORMA ASSUMING CONSUMMATION OF THE REORGANIZATION)
Class A Shares
  Current............     0.73%          0.25%             3.58%(11)        N/A          0.00%           4.56%
  Pro Forma..........     0.73%          0.25%             3.58%(11)        N/A          0.00%           4.56%
Class C Shares
  Current............     0.73%          1.00%             3.58%(11)        N/A          0.00%           5.31%
  Pro Forma..........     0.73%          1.00%             3.58%(11)        N/A          0.00%           5.31%
Class I Shares
  Current............     0.73%            N/A             3.58%(11)        N/A          0.00%           4.31%
  Pro Forma..........     0.73%            N/A             3.58%(11)        N/A          0.00%           4.31%
Class S Shares
  Current............     0.73%          0.25%             3.73%(11)        N/A          0.00%           4.71%
  Pro Forma..........     0.73%          0.25%             3.73%(11)        N/A          0.00%           4.71%

JAD LONG/SHORT FUND(9) /
JIF LONG/SHORT FUND(9) (PRO FORMA ASSUMING CONSUMMATION OF THE REORGANIZATION)
Class A Shares
  Current............     1.25%          0.25%             0.08%          1.80%(5)       0.02%           3.40%(10)
  Pro Forma..........     1.25%          0.25%             0.08%          1.80%(5)       0.02%           3.40%(10)
Class C Shares
  Current............     1.25%          1.00%             0.11%          1.80%(5)       0.02%           4.18%(10)
  Pro Forma..........     1.25%          1.00%             0.11%          1.80%(5)       0.02%           4.18%(10)
Class I Shares
  Current............     1.25%            N/A             0.07%          1.80%(5)       0.02%           3.14%(10)
  Pro Forma..........     1.25%            N/A             0.07%          1.80%(5)       0.02%           3.14%(10)
Class R Shares
  Current............     1.25%          0.50%             0.56%          1.80%(5)       0.02%           4.13%(10)
  Pro Forma..........     1.25%          0.50%             0.56%          1.80%(5)       0.02%           4.13%(10)
Class S Shares
  Current............     1.25%          0.25%             0.31%          1.80%(5)       0.02%           3.63%(10)
  Pro Forma..........     1.25%          0.25%             0.31%          1.80%(5)       0.02%           3.63%(10)

JAD MODULAR PORTFOLIO CONSTRUCTION FUND /
JIF MODULAR PORTFOLIO CONSTRUCTION FUND (PRO FORMA ASSUMING CONSUMMATION OF THE REORGANIZATION)
Class A Shares
  Current............     0.07%          0.25%             0.40%(11)        N/A          0.91%(12)       1.63%(10)
  Pro Forma..........     0.07%          0.25%             0.40%(11)        N/A          0.91%(12)       1.63%(10)
Class C Shares
  Current............     0.07%          1.00%             0.40%(11)        N/A          0.91%(12)       2.38%(10)
  Pro Forma..........     0.07%          1.00%             0.40%(11)        N/A          0.91%(12)       2.38%(10)
Class I Shares
  Current............     0.07%            N/A             0.40%(11)        N/A          0.91%(12)       1.38%(10)
  Pro Forma..........     0.07%            N/A             0.40%(11)        N/A          0.91%(12)       1.38%(10)
Class S Shares
  Current............     0.07%          0.25%             0.54%(11)        N/A          0.91%(12)       1.77%(10)
  Pro Forma..........     0.07%          0.25%             0.54%(11)        N/A          0.91%(12)       1.77%(10)

                                     Distribution /                     Short Sale     Acquired      Total Annual
                       Management   Service (12b-1)        Other         Dividend    Fund(6) Fees   Fund Operating
                         Fee(2)         Fees(3)       Expenses(4)(5)   Expenses(5)   and Expenses     Expenses(7)
                       ----------   ---------------   --------------   -----------   ------------   --------------

JAD PERKINS LARGE CAP VALUE FUND(8) /
JIF PERKINS LARGE CAP VALUE FUND(8) (PRO FORMA ASSUMING CONSUMMATION OF THE REORGANIZATION)
Class A Shares
  Current............     0.64%          0.25%             1.31%(11)        N/A          0.00%           2.20%
  Pro Forma..........     0.64%          0.25%             1.31%(11)        N/A          0.00%           2.20%
Class C Shares
  Current............     0.64%          1.00%             1.31%(11)        N/A          0.00%           2.95%
  Pro Forma..........     0.64%          1.00%             1.31%(11)        N/A          0.00%           2.95%
Class I Shares
  Current............     0.64%            N/A             1.31%(11)        N/A          0.00%           1.95%
  Pro Forma..........     0.64%            N/A             1.31%(11)        N/A          0.00%           1.95%
Class S Shares
  Current............     0.64%          0.25%             1.45%(11)        N/A          0.00%           2.34%
  Pro Forma..........     0.64%          0.25%             1.45%(11)        N/A          0.00%           2.34%

------------------------------------------------------------------------------------------------------------------


 (1) All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.
 (2) The "Management Fee" is the investment advisory fee rate paid by each Fund to Janus Capital. For JAD Global Real Estate Fund, JAD International Equity Fund, JAD International Forty Fund, JAD Perkins Large Cap Value Fund, and their corresponding New Funds, this fee may go up or down monthly based on each Fund's performance relative to its respective benchmark index. The performance fee adjustment for JAD International Forty Fund and its corresponding New Fund will be implemented June 1, 2009. The performance fee adjustment for JAD Perkins Large Cap Value Fund's corresponding New Fund will be implemented January 1, 2010.
 (3) Includes a shareholder servicing fee of up to 0.25% for Class C Shares. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
 (4) For Class A Shares, Class C Shares, and Class I Shares, Other Expenses may include administrative, networking, or omnibus positioning fees charged by intermediaries with respect to processing orders in Fund shares. For Class R Shares and Class S Shares, Other Expenses include an administrative services fee of 0.25% of the average daily net assets of each class to compensate Janus Services LLC for providing, or arranging for the provision of, recordkeeping, subaccounting, and administrative services to retirement plan participants, pension plan participants, or other underlying investors investing through institutional channels.
 (5) Dividends or interest on short sales, which are paid to the lender of borrowed securities, and stock loan fees, which are paid to the prime broker, are considered Other Expenses. Such expenses will vary depending on the short sale arrangement, whether the securities the Fund sells short pay dividends or interest, and the amount of such dividends or interest. While Other Expenses include interest and dividends paid out on short positions and may include stock loan fees, they do not take into account the interest credit a Fund earns on cash proceeds of short sales which serve as collateral for short positions. Including such short sale dividends and any applicable stock loan fees, JAD Long/Short Fund's Other Expenses are 1.88% for Class A Shares, 1.91% for Class C Shares, 1.87% for Class I Shares, 2.36% for Class R Shares, and 2.11% for Class S Shares.
 (6) "Acquired Fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which a Fund invests or has invested during the period. The Funds' "ratio of gross expenses to average net assets" appearing in the Financial Highlights tables reflected in your Fund's current prospectus does not include Acquired Fund Fees and Expenses and may not correlate to the Total

     Annual Fund Operating Expenses shown in the table above. Amounts less than 0.01%, if applicable, are included in Other Expenses to the extent the amount reflected may show 0.00%.
 (7) Total Annual Operating Expenses do not reflect the application of contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses (excluding the distribution and shareholder servicing fees applicable to Class A Shares, Class C Shares, Class R Shares, and Class S Shares, administrative services fees applicable to Class R Shares and Class S Shares, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses, and for New Funds, any performance adjustments to the management fee) to the extent such operating expenses exceed certain levels of average daily net assets on the fiscal period ending date in which the agreement is in effect. The current Janus Adviser Series expense limitation agreements terminate upon the earlier of liquidation of the Funds (which will occur as of the date of the Reorganization) or December 1, 2009. Janus Capital is not currently obligated to renew or adopt expense limits in the JAD Trust after December 1, 2009. Assuming consummation of the Reorganization, until November 1, 2010, Janus Capital has contractually agreed to continue to reduce fees paid by the New Funds by the amount that total operating expenses allocated to any class exceed certain expense limits for the fiscal year. Refer to "Expense Limitations" in this supplement for each Fund's expense limit and the New Fund's expense limit effective with the Reorganization. As noted above, JAD Forty Fund, JAD INTECH Risk-Managed Growth Fund, JAD INTECH Risk-Managed International Fund, JAD INTECH Risk-Managed Value Fund, and JAD Long/Short Fund will have expense limits that increase immediately after the Reorganization from those limits currently in effect. Based on expenses shown in the table, the following reflects the Funds' Net Annual Operating Expenses under the current and new expense limit:

                                                                Net Annual Fund Operating Expenses
                                                         -----------------------------------------------
                                                         Class A   Class C   Class I   Class R   Class S
     JAD FORTY FUND
       With Current Expense Limit......................   0.93%     1.68%     0.66%     1.41%     1.15%
     JIF FORTY FUND
       With New Expense Limit..........................   0.98%     1.74%     0.66%     1.41%     1.15%
     ---------------------------------------------------------------------------------------------------
     JAD GLOBAL REAL ESTATE FUND
       With Current Expense Limit......................   1.51%     2.26%     1.26%       N/A     1.76%
     JIF GLOBAL REAL ESTATE FUND
       With New Expense Limit..........................   1.51%     2.26%     1.26%       N/A     1.76%
     ---------------------------------------------------------------------------------------------------
     JAD INTECH RISK-MANAGED GROWTH FUND
       With Current Expense Limit......................   0.78%     1.60%     0.53%     1.28%     1.02%
     JIF INTECH RISK-MANAGED GROWTH FUND
       With New Expense Limit..........................   0.78%     1.60%     0.53%       N/A     1.02%
     ---------------------------------------------------------------------------------------------------
     JAD INTECH RISK-MANAGED INTERNATIONAL FUND
       With Current Expense Limit......................   0.91%     1.66%     0.66%       N/A     1.16%
     JIF INTECH RISK-MANAGED INTERNATIONAL FUND
       With New Expense Limit..........................   1.25%     2.00%     1.00%       N/A     1.50%
     ---------------------------------------------------------------------------------------------------
     JAD INTECH RISK-MANAGED VALUE FUND
       With Current Expense Limit......................   0.85%     1.60%     0.60%     1.35%     1.10%
     JIF INTECH RISK-MANAGED VALUE FUND
       With New Expense Limit..........................   1.00%     1.75%     0.75%       N/A     1.25%
     ---------------------------------------------------------------------------------------------------
     JAD INTERNATIONAL EQUITY FUND
       With Current Expense Limit......................   1.29%     2.05%     1.20%     2.01%     1.55%
     JIF INTERNATIONAL EQUITY FUND
       With New Expense Limit..........................   1.29%     2.05%     1.20%     2.01%     1.55%

     ---------------------------------------------------------------------------------------------------

                                                                Net Annual Fund Operating Expenses
                                                         -----------------------------------------------
                                                         Class A   Class C   Class I   Class R   Class S
     JAD INTERNATIONAL FORTY FUND
       With Current Expense Limit......................   1.50%     2.25%     1.25%       N/A     1.75%
     JIF INTERNATIONAL FORTY FUND
       With New Expense Limit..........................   1.50%     2.25%     1.25%       N/A     1.75%
     ---------------------------------------------------------------------------------------------------
     JAD LONG/SHORT FUND
       With Current Expense Limit......................   3.40%     4.20%     3.14%     4.91%     3.68%
     JIF LONG/SHORT FUND
       With New Expense Limit..........................   3.40%     4.18%     3.14%     4.13%     3.63%
     ---------------------------------------------------------------------------------------------------
     JAD MODULAR PORTFOLIO CONSTRUCTION FUND
       With Current Expense Limit......................   1.61%     2.36%     1.36%       N/A     1.77%
     JIF MODULAR PORTFOLIO CONSTRUCTION FUND
       With New Expense Limit..........................   1.61%     2.36%     1.36%       N/A     1.77%
     ---------------------------------------------------------------------------------------------------
     JAD PERKINS LARGE CAP VALUE FUND
       With Current Expense Limit......................   1.25%     2.00%     1.00%       N/A     1.50%
     JIF PERKINS LARGE CAP VALUE FUND
       With New Expense Limit..........................   1.25%     2.00%     1.00%       N/A     1.50%
     ---------------------------------------------------------------------------------------------------



 (8) JAD Global Real Estate Fund, JAD International Equity Fund, JAD International Forty Fund, JAD Perkins Large Cap Value Fund and their corresponding New Funds each pay an investment advisory fee rate that adjusts up or down based upon each Fund's performance relative to its respective benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.75% for JAD Global Real Estate Fund and JIF Global Real Estate Fund, 0.68% for JAD International Equity Fund and JIF International Equity Fund, 0.73% for JAD International Forty Fund and JIF International Forty Fund, and 0.64% for JAD Perkins Large Cap Value Fund and JIF Perkins Large Cap Value Fund, and may go up or down by a variable rate of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced December 1, 2008 for JAD Global Real Estate Fund and JIF Global Real Estate Fund; December 1, 2007 for JAD International Equity Fund and JIF International Equity Fund; and will commence June 1, 2009 for JAD International Forty Fund and JIF International Forty Fund; and January 1, 2010 for JIF Perkins Large Cap Value Fund. Performance adjustments may increase or decrease the Management Fee. Refer to "Management Expenses" in the Funds' Prospectuses and Statements of Additional Information for further description. Each Fund has entered into an agreement with Janus Capital to limit certain expenses (refer to the footnote to the Total Annual Fund Operating Expenses). Because a fee waiver will have a positive effect upon a Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.
 (9) Redemptions (and exchanges) of Class I Shares, Class R Shares, and Class S Shares from a Fund held for 90 days or less may be subject to the Fund's redemption fee. The redemption fee is 2.00% of a shareholder's redemption proceeds. The redemption fee may be waived in certain circumstances, as described in the Fund's current prospectus. Class I Shares, Class R Shares, and Class S Shares of JAD Global Real Estate Fund, JAD INTECH Risk-Managed Growth Fund, JAD INTECH Risk-Managed International Fund, JAD INTECH Risk-Managed Value Fund, JAD International Equity Fund, JAD International Forty Fund, JAD Long/Short Fund, and the corresponding share classes and corresponding New Funds apply this same redemption.
(10) For a period of three years subsequent to the Fund's effective date while in JAD (and extending post-Reorganization under the new expense limitation agreements), Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed if the Fund's expense ratio, including recovered expenses, falls below the expense limit. Including expense recoupments, JAD Long/Short Fund's Total Annual Fund Operating Expenses are 4.20% for Class C Shares, 4.91% for Class R Shares, and 3.68% for Class S Shares.
(11) Because the Fund has not yet completed its first full year of operations, Other Expenses are based on the estimated expenses that the Fund expects to incur in its current fiscal year. For Class A Shares, Class C Shares, and Class I Shares, Other Expenses may include administrative, networking, or omnibus positioning fees charged by intermediaries with respect to processing orders in Fund shares. For Class R Shares and Class S Shares, Other Expenses include an administrative services fee of 0.25% of the average daily net assets of each class to compensate Janus Services LLC for providing, or arranging for the provision of, recordkeeping, subaccounting, and administrative services to retirement plan participants, pension plan participants, or other underlying investors investing through institutional channels. In addition, upon completion of the Fund's first fiscal period, Other Expenses may include acquired fund fees and expenses, currently estimated to be less than 0.01%. For JAD Modular Portfolio Construction Fund, Other Expenses are estimated based on the Fund's initial allocations to underlying funds. "Acquired Fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which the Fund invests or has invested during the period.
(12) Because the Fund has not yet completed its first full year of operations, "Acquired Fund" expenses are estimated based on the initial allocations to the underlying funds and each underlying fund's total annual operating expenses (or "estimated expenses" for any allocation to an underlying fund with less than one year of operations). The estimated total expenses are a result of combining the annual fund operating expenses of the Fund with the estimated underlying funds' expenses. Expenses may be higher or lower depending upon the allocation of the Fund's assets among the underlying funds and the actual expenses of the underlying funds. In addition, the Fund's redemption or exchange of certain underlying funds' shares held for 90 days or less may be subject to an underlying fund's 2.00% redemption fee, if applicable.

EXAMPLES
THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS AS DISCUSSED ABOVE UNDER "EXPENSE LIMITATIONS." These examples are intended to help you compare the cost of investing in each Fund and each New Fund (assuming consummation of the Reorganization) on a pro forma basis, with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund and each New Fund after the Reorganization for the time periods indicated, reinvest all dividends and distributions without a sales charge, and then redeem all of your shares at the end of each period. With the exception of Class C Shares during the first year (as noted below), your costs are the same regardless of whether or not your shares are redeemed. The examples also assume that your investment has a 5% return each year and that each Fund's and New Fund's operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:

IF YOU REDEEM YOUR SHARES:

                                 1 Year(1)(2)(3)   3 Years(1)(4)   5 Years(1)(4)   10 Years(1)(4)
                                 ---------------   -------------   -------------   --------------
JAD FORTY FUND /
JIF FORTY FUND (PRO FORMA ASSUMING CONSUMMATION OF THE REORGANIZATION)
Class A Shares
  Current......................       $  669           $  869          $1,086          $1,707
  Pro Forma....................       $  669           $  869          $1,086          $1,707
Class C Shares
  Current......................       $  277           $  548          $  944          $2,052
  Pro Forma....................       $  277           $  548          $  944          $2,052
Class C Shares (if you do not redeem your shares)
  Current......................       $  177           $  548          $  944          $2,052
  Pro Forma....................       $  177           $  548          $  944          $2,052
Class I Shares
  Current......................       $   67           $  211          $  368          $  822
  Pro Forma....................       $   67           $  211          $  368          $  822
Class R Shares
  Current......................       $  144           $  446          $  771          $1,691
  Pro Forma....................       $  144           $  446          $  771          $1,691
Class S Shares
  Current......................       $  117           $  365          $  633          $1,398
  Pro Forma....................       $  117           $  365          $  633          $1,398

JAD GLOBAL REAL ESTATE FUND(5) /
JIF GLOBAL REAL ESTATE FUND(5) (PRO FORMA ASSUMING CONSUMMATION OF THE REORGANIZATION)
Class A Shares
  Current......................       $1,197           $2,409          $3,582          $6,349
  Pro Forma....................       $1,197           $2,409          $3,582          $6,349
Class C Shares
  Current......................       $  829           $2,136          $3,477          $6,559
  Pro Forma....................       $  829           $2,136          $3,477          $6,559
Class C Shares (if you do not redeem your shares)
  Current......................       $  729           $2,136          $3,477          $6,559
  Pro Forma....................       $  729           $2,136          $3,477          $6,559
Class I Shares
  Current......................       $  618           $1,832          $3,017          $5,853
  Pro Forma....................       $  618           $1,832          $3,017          $5,853
Class S Shares
  Current......................       $  676           $1,991          $3,258          $6,230
  Pro Forma....................       $  676           $1,991          $3,258          $6,230

                                 1 Year(1)(2)(3)   3 Years(1)(4)   5 Years(1)(4)   10 Years(1)(4)
                                 ---------------   -------------   -------------   --------------

JAD INTECH RISK-MANAGED GROWTH FUND /
JIF INTECH RISK-MANAGED GROWTH FUND (PRO FORMA ASSUMING CONSUMMATION OF THE REORGANIZATION)
Class A Shares
  Current......................       $  650           $  810          $  983          $1,486
  Pro Forma....................       $  650           $  810          $  983          $1,486
Class C Shares
  Current......................       $  263           $  505          $  871          $1,900
  Pro Forma....................       $  263           $  505          $  871          $1,900
Class C Shares (if you do not redeem your shares)
  Current......................       $  163           $  505          $  871          $1,900
  Pro Forma....................       $  163           $  505          $  871          $1,900
Class I Shares
  Current......................       $   54           $  170          $  296          $  665
  Pro Forma....................       $   54           $  170          $  296          $  665
Class S Shares
  Current......................       $  104           $  325          $  563          $1,248
  Pro Forma....................       $  104           $  325          $  563          $1,248

JAD INTECH RISK-MANAGED INTERNATIONAL FUND /
JIF INTECH RISK-MANAGED INTERNATIONAL FUND (PRO FORMA ASSUMING CONSUMMATION OF THE
REORGANIZATION)
Class A Shares
  Current......................       $  971           $1,771          $2,586          $4,680
  Pro Forma....................       $  971           $1,771          $2,586          $4,680
Class C Shares
  Current......................       $  593           $1,481          $2,469          $4,947
  Pro Forma....................       $  593           $1,481          $2,469          $4,947
Class C Shares (if you do not redeem your shares)
  Current......................       $  493           $1,481          $2,469          $4,947
  Pro Forma....................       $  493           $1,481          $2,469          $4,947
Class I Shares
  Current......................       $  394           $1,195          $2,014          $4,138
  Pro Forma....................       $  394           $1,195          $2,014          $4,138
Class S Shares
  Current......................       $  444           $1,340          $2,247          $4,558
  Pro Forma....................       $  444           $1,340          $2,247          $4,558

                                 1 Year(1)(2)(3)   3 Years(1)(4)   5 Years(1)(4)   10 Years(1)(4)
                                 ---------------   -------------   -------------   --------------

JAD INTECH RISK-MANAGED VALUE FUND /
JIF INTECH RISK-MANAGED VALUE FUND (PRO FORMA ASSUMING CONSUMMATION OF THE REORGANIZATION)
Class A Shares
  Current......................       $  687           $  925          $1,182          $1,914
  Pro Forma....................       $  687           $  925          $1,182          $1,914
Class C Shares
  Current......................       $  299           $  615          $1,057          $2,285
  Pro Forma....................       $  299           $  615          $1,057          $2,285
Class C Shares (if you do not redeem your shares)
  Current......................       $  199           $  615          $1,057          $2,285
  Pro Forma....................       $  199           $  615          $1,057          $2,285
Class I Shares
  Current......................       $   92           $  287          $  498          $1,108
  Pro Forma....................       $   92           $  287          $  498          $1,108
Class S Shares
  Current......................       $  144           $  446          $  771          $1,691
  Pro Forma....................       $  144           $  446          $  771          $1,691

JAD INTERNATIONAL EQUITY FUND(5) /
JIF INTERNATIONAL EQUITY FUND(5) (PRO FORMA ASSUMING CONSUMMATION OF THE REORGANIZATION)
Class A Shares
  Current......................       $  699           $  960          $1,242          $2,042
  Pro Forma....................       $  699           $  960          $1,242          $2,042
Class C Shares
  Current......................       $  308           $  643          $1,103          $2,379
  Pro Forma....................       $  308           $  643          $1,103          $2,379
Class C Shares (if you do not redeem your shares)
  Current......................       $  208           $  643          $1,103          $2,379
  Pro Forma....................       $  208           $  643          $1,103          $2,379
Class I Shares
  Current......................       $  122           $  381          $  660          $1,455
  Pro Forma....................       $  122           $  381          $  660          $1,455
Class R Shares
  Current......................       $  211           $  652          $1,119          $2,410
  Pro Forma....................       $  211           $  652          $1,119          $2,410
Class S Shares
  Current......................       $  158           $  490          $  845          $1,845
  Pro Forma....................       $  158           $  490          $  845          $1,845

                                 1 Year(1)(2)(3)   3 Years(1)(4)   5 Years(1)(4)   10 Years(1)(4)
                                 ---------------   -------------   -------------   --------------

JAD INTERNATIONAL FORTY FUND(5) /
JIF INTERNATIONAL FORTY FUND(5) (PRO FORMA ASSUMING CONSUMMATION OF THE REORGANIZATION)
Class A Shares
  Current......................       $1,006           $1,873          $2,748          $4,969
  Pro Forma....................       $1,006           $1,873          $2,748          $4,969
Class C Shares
  Current......................       $  630           $1,586          $2,635          $5,228
  Pro Forma....................       $  630           $1,586          $2,635          $5,228
Class C Shares (if you do not redeem your shares)
  Current......................       $  530           $1,586          $2,635          $5,228
  Pro Forma....................       $  530           $1,586          $2,635          $5,228
Class I Shares
  Current......................       $  432           $1,306          $2,192          $4,462
  Pro Forma....................       $  432           $1,306          $2,192          $4,462
Class S Shares
  Current......................       $  472           $1,419          $2,372          $4,779
  Pro Forma....................       $  472           $1,419          $2,372          $4,779

JAD LONG/SHORT FUND /
JIF LONG/SHORT FUND (PRO FORMA ASSUMING CONSUMMATION OF THE REORGANIZATION)
Class A Shares
  Current......................       $  898           $1,560          $2,243          $4,048
  Pro Forma....................       $  898           $1,560          $2,243          $4,048
Class C Shares
  Current......................       $  520           $1,269          $2,133          $4,355
  Pro Forma....................       $  520           $1,269          $2,133          $4,355
Class C Shares (if you do not redeem your shares)
  Current......................       $  420           $1,269          $2,133          $4,355
  Pro Forma....................       $  420           $1,269          $2,133          $4,355
Class I Shares
  Current......................       $  317           $  969          $1,645          $3,448
  Pro Forma....................       $  317           $  969          $1,645          $3,448
Class R Shares
  Current......................       $  415           $1,255          $2,110          $4,314
  Pro Forma....................       $  415           $1,255          $2,110          $4,314
Class S Shares
  Current......................       $  365           $1,112          $1,878          $3,889
  Pro Forma....................       $  365           $1,112          $1,878          $3,889

                                 1 Year(1)(2)(3)   3 Years(1)(4)   5 Years(1)(4)   10 Years(1)(4)
                                 ---------------   -------------   -------------   --------------

JAD MODULAR PORTFOLIO CONSTRUCTION FUND /
JIF MODULAR PORTFOLIO CONSTRUCTION FUND (PRO FORMA ASSUMING CONSUMMATION OF THE REORGANIZATION)
Class A Shares
  Current......................       $  731           $1,060          $1,411          $2,397
  Pro Forma....................       $  731           $1,060          $1,411          $2,397
Class C Shares
  Current......................       $  341           $  742          $1,270          $2,716
  Pro Forma....................       $  341           $  742          $1,270          $2,716
Class C Shares (if you do not redeem your shares)
  Current......................       $  241           $  742          $1,270          $2,716
  Pro Forma....................       $  241           $  742          $1,270          $2,716
Class I Shares
  Current......................       $  140           $  437          $  755          $1,657
  Pro Forma....................       $  140           $  437          $  755          $1,657
Class S Shares
  Current......................       $  180           $  557          $  959          $2,084
  Pro Forma....................       $  180           $  557          $  959          $2,084

JAD PERKINS LARGE CAP VALUE FUND(5) /
JIF PERKINS LARGE CAP VALUE FUND(5) (PRO FORMA ASSUMING CONSUMMATION OF THE REORGANIZATION)
Class A Shares
  Current......................       $  785           $1,224          $1,687          $2,963
  Pro Forma....................       $  785           $1,224          $1,687          $2,963
Class C Shares
  Current......................       $  398           $  913          $1,552          $3,271
  Pro Forma....................       $  398           $  913          $1,552          $3,271
Class C Shares (if you do not redeem your shares)
  Current......................       $  298           $  913          $1,552          $3,271
  Pro Forma....................       $  298           $  913          $1,552          $3,271
Class I Shares
  Current......................       $  198           $  612          $1,052          $2,275
  Pro Forma....................       $  198           $  612          $1,052          $2,275
Class S Shares
  Current......................       $  237           $  730          $1,250          $2,676
  Pro Forma....................       $  237           $  730          $1,250          $2,676

-------------------------------------------------------------------------------------------------


(1) Assumes the payment of the maximum initial sales charge on Class A Shares at the time of purchase for the Funds. The sales charge may be waived or reduced for certain investors, which would reduce the expenses for those investors.
(2) A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge and then redeemed within 12 months of purchase. The contingent deferred sales charge is not reflected in the example.
(3) A contingent deferred sales charge of 1.00% applies on Class C Shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors, which would reduce the expenses for those investors.
(4) Contingent deferred sales charge is not applicable.
(5) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee rate as a result of a performance-based investment advisory fee.

COMPARISON OF THE FUNDS AND THE NEW FUNDS GOVERNING DOCUMENTS

Since the Funds are organized as series of the JAD Trust under Delaware law and the New Funds are organized as series of the JIF Trust under Massachusetts law, there are some differences between the Funds and their corresponding New Funds. A summary comparing key differences in the rights of shareholders of the Funds, as described in the JAD Trust's Amended and Restated Trust Instrument ("JAD Trust Instrument"), and the New Funds, as described in the JIF Trust's Amended and Restated Agreement and Declaration of Trust ("JIF Trust Instrument"), are provided below, and are each qualified in their entirety by reference to the JAD Trust Instrument and the JIF Trust Instrument. These documents are available on the SEC's website at http://www.sec.gov.

              Funds                               New Funds
              -----                               ---------
Any Trustee may be removed at any     Any Trustee may be removed by a
meeting of the shareholders by a      vote of at least two-thirds of
vote of at least two-thirds of        the shareholders of the JIF Trust
the outstanding shares of the JAD     at a meeting called for the
Trust.                                purpose, or by a written
                                      declaration signed by at least
                                      two-thirds of the shareholders
                                      and filed with the Trust's
                                      custodian.


No requirement exists that            Shareholders of the relevant
shareholders receive notification     series or class thereof must be
of the liquidation of any             notified prior to giving effect
particular series or class            to any authorization for the
thereof.                              liquidation of any particular
                                      series or class.


No shareholder shall be               As previously noted, under
personally bound and no payment       Massachusetts law, shareholders
demand made on any Shareholder        of a Massachusetts business trust
except as agreed to by the            could, under certain
shareholder. Shareholders shall       circumstances, be held liable for
have the same limitation of           the obligations of their fund.
personal liability as is extended     However, the JIF Trust Instrument
to shareholders of a private          provides that no shareholder
corporation for profit                shall be personally bound and no
incorporated in the State of          payment demand made on any
Delaware.                             shareholder except as agreed to
                                      by the shareholder.


The Trustees may not change           No provision prevents the
outstanding shares in a manner        Trustees from changing
materially adverse to the             outstanding shares in a manner
shareholders.                         materially adverse to the
                                      shareholders.


There is no provision related to      Any dividend or distribution paid
dividends or distributions paid       in shares will be paid at the net
in shares.                            asset value of the shares.


Shareholders do not have the          Shareholders have the power to
power to vote on whether or not a     vote to the same extent as
court action, proceeding, or          shareholders of a Massachusetts
claim should or should not be         business corporation as to
brought or maintained                 whether a court action,
derivatively or as a class action     proceeding or claim should be
on behalf of the Trust or any         brought or maintained
series thereof or the                 derivatively or as a class action
shareholders.                         on behalf of the Trust or any
                                      series thereof.


              Funds                               New Funds
              -----                               ---------

A shareholder is entitled to one      A shareholder is entitled to one
vote for each whole share held        vote for each dollar of net asset
(and fractional votes for             value standing in such
fractional shares held) in such       shareholder's name on the books
shareholder's name on the books       of the JIF Trust (and a
of the JAD Trust.                     fractional vote for each
                                      fractional dollar).


Shareholders shall be entitled to     Shareholders shall be entitled to
at least fifteen days' notice of      at least seven days' notice of
any shareholder meetings.             any shareholder meetings.


The Trustees are required to call     The Trustees are required to
a special meeting upon the            promptly call a special meeting
written request of shareholders       upon the written request of
owning at least two-thirds of the     shareholders holding not less
outstanding shares of such series     than 10% of the shares then
or class entitled to vote.            outstanding for the purpose of
                                      voting on the removal of any
                                      Trustee. Additionally, if the
                                      Trustees fail to call meeting by
                                      30 days after a request by the
                                      holders of 10% of the shares then
                                      outstanding, the shareholders may
                                      call and give notice of such
                                      meeting.


Quorum for the transaction of         Quorum for the transaction of
business at shareholder meetings      business at shareholder meetings
is set at one-third of the            is set at thirty percent of the
outstanding shares or of the          outstanding shares or of the
shares entitled to vote either in     shares entitled to vote either in
person or by proxy, unless            person or by proxy, unless
otherwise required by applicable      otherwise required by applicable
law, the Bylaws or the Trust          law, the Bylaws or the Trust
Instrument.                           Instrument.


The Trust, on behalf of the           In case any shareholder (or
affected series, shall, upon          former shareholder) of any series
request by such shareholder,          of the Trust shall be charged or
assume the defense of any such        held to be personally liable for
claim made against such               any obligation or liability of
shareholder for any act or            the Trust solely by reason of
obligation of the series and          being or having been a
satisfy any judgment thereon from     shareholder and not because of
the assets of the series.             such shareholder's acts or
                                      omissions or for some other
                                      reason, said series (upon proper
                                      and timely request by the
                                      shareholder) shall assume the
                                      defense against such charge and
                                      satisfy any judgment thereon, and
                                      the shareholder or former
                                      shareholder (or such
                                      shareholder's heirs, executors,
                                      administrators or other legal
                                      representatives or in the case of
                                      a corporation or other entity,
                                      its corporate or other general
                                      successor) shall be entitled out
                                      of the assets of said series
                                      estate to be held harmless from
                                      and indemnified against all loss
                                      and expense arising from such
                                      liability.


              Funds                               New Funds
              -----                               ---------

Subject to making certain             A shareholder vote is necessary
determinations, the Trustees may      to terminate the Trust. However,
terminate the Trust or any series     the Trustees may merge,
without obtaining a shareholder       liquidate, or reorganize any
vote. Absent such determinations,     series without seeking
terminating a Trust or series         shareholder approval if in
requires a shareholder vote.          accordance with the legal
                                      requirements such as the 1940 Act
                                      requirements.


No provision is made for              Subject to meeting certain stated
shareholder communications.           criteria, shareholders may
                                      communicate directly with other
                                      shareholders for the purpose of
                                      obtaining signatures to request a
                                      shareholder meeting.


There is no requirement that          Prior to giving effect to any
shareholders receive prior notice     such authorization of
of any consolidation, merger or       consolidation, merger or
transfer.                             transfer, shareholders of the
                                      relevant series or class must be
                                      notified.


BOARD APPROVAL AND RECOMMENDATION

Janus Capital met with the Trustees, all of whom are not "interested persons" (as defined in the 1940 Act) (the "Independent Trustees"), counsel to the Funds, and counsel to the Independent Trustees on September 5, 2008, October 2, 2008, February 25, 2009, and March 11-12, 2009, to discuss Janus Capital's proposal to reorganize the Funds with and into the New Funds. At each meeting, the Independent Trustees also discussed the Reorganizations and the Plan with their independent counsel in executive session. During the course of these meetings, the Trustees requested and considered such information as they deemed relevant to their deliberations.

At the joint meeting of the Boards of Trustees of the JIF Trust and JAD Trust held on March 12, 2009, the Trustees determined that the Reorganization for each Fund is in the best interests of the shareholders of the Fund. In making this determination, the Trustees considered the following factors, among others:

  1. Each Reorganization is part of a larger strategic repositioning of Janus Capital's distribution model for Janus mutual funds that is designed to offer certain potential benefits to Fund shareholders that are not currently available, including a more diverse Fund shareholder base, the potential for a more stable level of Fund assets, and access to a wider range of Janus funds with differing investment strategies.
  2. The current conditions and trends in the securities markets and related trends in the investment management business, and their current and potential impact on Janus Capital, the JAD Trust and Fund shareholders.
  3. Each Fund has the same or substantially similar investment objective, strategies, policies, and risks as its corresponding New Fund, and the corresponding

     New Fund will be managed by the same investment personnel managing the Fund prior to the Reorganization.
  4. Fund operating expenses incurred for each Fund and its corresponding New Fund are not expected to increase materially, although changes in Janus Capital's approach to contractual expense limits on total operating expenses may result in shareholders of certain New Funds paying a larger share of fund expenses immediately following the Reorganization, but provides greater longer-term certainty with respect to total expense ratios.
  5. Immediately after the Reorganizations, each shareholder will receive a number of full or fractional shares of the New Fund equal in value to their holdings of their Fund as of the closing date of the Reorganization.
  6. Each Reorganization is designed to qualify as a tax-free reorganization, so shareholders should not realize a tax gain or loss as a direct result of the Reorganization.
  7. The potential benefits of the Reorganizations to Janus Capital and its affiliates.
  8. That Janus Capital agreed to pay costs associated with the Reorganizations.
  9. Each Reorganization will have no substantial effect on the rights of a Fund's shareholders, as the shareholders should have similar rights and privileges after they become shareholders of a corresponding New Fund.

Based on these considerations, among others, the Trustees concluded that (1) the Reorganization for each Fund is in the best interests of the Fund and its shareholders; and (2) the interests of the existing shareholders of the Fund will not be diluted as a result of the Reorganization. Accordingly, the Trustees approved the Plan as to each Fund.

FEDERAL INCOME TAX CONSEQUENCES

As a condition to each Reorganization of a Fund with and into a corresponding New Fund, the JAD Trust and the JIF Trust will receive a legal opinion from Dechert LLP, special counsel to Janus Capital, substantially to the effect that, subject to customary assumptions and representations, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the Treasury Regulations promulgated thereunder, and current administrative and judicial interpretations thereof, for federal income tax purposes:

  - the transfer of all or substantially all of the assets of the Fund solely in exchange for shares of the New Fund and the assumption by the New Fund of all liabilities of the Fund, and the distribution of such shares to the shareholders of the Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code;
  - no gain or loss will be recognized by the Fund on the transfer of the assets of the Fund to the New Fund in exchange for New Fund shares or the assumption by the New Fund of all liabilities of the Fund or upon the distribution of New Fund shares to Fund shareholders in exchange for their shares of the Fund;

  - the tax basis of the Fund's assets acquired by the New Fund will be the same to the New Fund as the tax basis of such assets to the Fund immediately prior to the Reorganization, and the holding period of the assets of the Fund in the hands of the New Fund will include the period during which those assets were held by the Fund;
  - no gain or loss will be recognized by the New Fund upon the receipt of the assets of the Fund solely in exchange for New Fund shares and the assumption by the New Fund of all liabilities of the Fund;
  - no gain or loss will be recognized by shareholders of the Fund upon the receipt of New Fund shares by such shareholders, provided such shareholders receive solely New Fund shares (including fractional shares) in exchange for their Fund shares; and
  - the aggregate tax basis of the New Fund shares, including any fractional shares, received by each shareholder of the Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the New Fund shares, including fractional shares, to be received by each shareholder of the Fund will include the period during which the Fund shares exchanged were held by such shareholder (provided that the Fund shares were held as a capital asset on the date of the Reorganization).

The receipt of such an opinion is a condition to the consummation of each Reorganization. The JAD Trust has not obtained an Internal Revenue Service ("IRS") private letter ruling regarding the federal income tax consequences of the Reorganizations, and the IRS is not bound by advice of counsel. If the transfer of the assets of a Fund in exchange for New Fund shares and the assumption by the New Fund of all liabilities of the Fund does not constitute a tax-free reorganization, each Fund shareholder generally will recognize a gain or loss equal to the difference between the value of the New Fund shares such shareholder acquires and the tax basis of such shareholder's Fund shares.

Shareholders of each Fund should consult their tax advisers regarding the effect, if any, of the Reorganization for their Fund in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of each Fund's Reorganization, shareholders of the Fund should also consult tax advisers as to state and local tax consequences, if any, of the Reorganization.

As of July 31, 2008, the Funds shown below had accumulated capital loss carryforwards. After these Funds' respective Reorganization, these losses may be available to its corresponding New Fund. The final amount of the accumulated capital loss carryforwards for each Fund is subject to change and will not be determined until the time of the Fund's Reorganization. After and as a result of each Fund's Reorganization, the Fund's accumulated capital loss carryforwards may in part be subject to limitations under applicable tax laws. As a result, a New Fund may not be able to use some or all of these losses as quickly as a corresponding Fund may have used these losses in the absence of the Fund's Reorganization, and part of the Fund's losses may not be useable at all. The Trustees of the JAD Trust took this factor into account in concluding that the Reorganizations would be in the best interests of the Funds and their shareholders.

Fund                                                Accumulated Capital Losses*
----                                                ---------------------------
JAD INTECH Risk-Managed International Fund                   $  175,182
JAD INTECH Risk-Managed Value Fund                           $  301,746
JAD Long/Short Fund                                          $4,142,011

-------------------------------------------------------------------------------


* The accumulated capital losses reflected in the table do not take into account any effects of recent market volatility on a Fund.

This supplement is not an offer to sell or a solicitation of an offer to buy shares of the above mentioned Funds of the JIF Trust. For important information about fees, expenses, and risk considerations regarding the applicable Funds of the JIF Trust, please refer to each JIF Fund's prospectus relating to its Class A, C, I, R, and S share classes. Please read the prospectus carefully before making any investment decisions. A preliminary prospectus for each Fund will be filed with the Securities and Exchange Commission. A copy of each Fund's preliminary prospectus will be available at www.janus.com/update.

Shareholders should consider the possibility that the Reorganizations may be implemented when deciding whether a JAD Fund is an appropriate investment.

                PLEASE RETAIN THIS SUPPLEMENT WITH YOUR RECORDS.